UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

 James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
  (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

Great Lakes Bond Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 55.8%
Consumer Discretionary - 8.3%
Brunswick Corp.
7.375%, 09/01/2023	$150,000	$173,746
Discovery Communications
4.900%, 03/11/2026	2,339,000	2,499,372
Lamar Media Corp.
5.000%, 05/01/2023	400,000	414,000
Lear Corp.
5.375%, 03/15/2024	870,000	920,508
Leggett & Platt, Inc.
3.500%, 11/15/2027	1,885,000	1,870,566
Lennar Corp.
4.750%, 05/30/2025	591,000	616,118
Mattel, Inc.
1.700%, 03/15/2018	1,873,000	1,875,341
Pulte Group, Inc.
6.375%, 05/15/2033	500,000	562,500
Service Corp. International
7.500%, 04/01/2027	1,000,000	1,210,000
Walt Disney Co.
3.150%, 09/17/2025	847,000	863,920
		11,006,071
Consumer Staples - 3.3%
Diageo Capital plc
2.625%, 04/29/2023	2,000,000	2,001,131
HJ Heinz Co.
6.375%, 07/15/2028	511,000	615,555
PepsiCo, Inc.
2.750%, 04/30/2025	1,000,000	1,003,437
TreeHouse Foods, Inc.
4.875%, 03/15/2022	731,000	741,965
		4,362,088
Energy - 8.7%
Antero Resources Corp.
5.375%, 11/01/2021	2,362,000	2,429,907
Devon Energy Corp.
5.850%, 12/15/2025	1,866,000	2,182,329
Kinder Morgan, Inc.
5.300%, 12/01/2034	2,544,000	2,721,383
Schlumberger Investment
2.400%, 08/01/2022 (a)	1,596,000	1,577,685
Sinopec Group Overseas Development 2015
2.500%, 04/28/2020 (a)	650,000	646,862
Valero Energy Partners
4.375%, 12/15/2026	2,007,000	2,101,505
		11,659,671

Financials - 17.8%
Affiliated Managers Group
3.500%, 08/01/2025	295,000	298,600
Ally Financial, Inc.
5.125%, 09/30/2024	1,158,000	1,254,983
Bank of America Corp.
4.000%, 04/01/2024	1,000,000	1,058,003
Bank of Tokyo Mitsubishi
1.650%, 02/26/2018 (a)	100,000	99,975
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	726,000	832,975
Citigroup, Inc.
4.500%, 01/14/2022	1,030,000	1,096,686
Corporate Office Properties LP
3.700%, 06/15/2021	1,055,000	1,075,579
Daimler Finance North America, LLC
1.650%, 03/02/2018 (a)	670,000	669,818
Fifth Third Bank
1.450%, 02/28/2018	450,000	449,757
Ford Motor Credit Co., LLC
5.750%, 02/01/2021	1,000,000	1,086,455
3.810%, 01/09/2024	1,000,000	1,022,193
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,593,000	1,727,325
5.750%, 01/24/2022	1,070,000	1,187,098
Huntington National Bank
2.200%, 04/01/2019	360,000	360,050
JPMorgan Chase & Co.
2.250%, 01/23/2020	1,231,000	1,230,545
Macquarie Bank Ltd
2.400%, 01/21/2020 (a)	250,000	249,462
Manufacturers & Traders Trust Co.
2.121% (3 Month LIBOR USD + 0.640%), 12/01/2021 ^	2,128,000	2,117,451
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	201,785
Morgan Stanley
5.500%, 07/24/2020	750,000	804,617
2.293% (3 Month LIBOR USD + 0.930%), 07/22/2022 ^	500,000	504,272
New York Life Global Funding
2.150%, 06/18/2019 (a)	200,000	200,262
Nippon Life Insurance Co.
5.100%, 10/16/2044 (a)	250,000	264,375
Reliance Standard Life II
2.375%, 05/04/2020 (a)	520,000	518,980
State Street Corp.
2.550%, 08/18/2020	655,000	659,595
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	605,000	604,437
Symetra Financial Corp.
4.250%, 07/15/2024	640,000	650,721
UBS
2.375%, 08/14/2019	775,000	775,821

Wells Fargo & Co.
4.125%, 08/15/2023	1,439,000	1,518,642
2.610% (3 Month LIBOR USD + 1.230%), 10/31/2023 ^	1,177,000	1,209,110
		23,729,572
Health Care - 2.7%
Aetna, Inc.
2.750%, 11/15/2022	1,000,000	991,435
Agilent Technologies, Inc.
3.200%, 10/01/2022	1,000,000	1,009,548
Biogen, Inc.
4.050%, 09/15/2025	1,500,000	1,589,855
		3,590,838
Industrials - 5.0%
Icahn Enterprises LP
6.000%, 08/01/2020	1,011,000	1,040,370
Owens Corning
3.400%, 08/15/2026	1,409,000	1,385,545
Rolls-Royce plc
2.375%, 10/14/2020 (a)	1,342,000	1,334,078
Stanley Black & Decker, Inc.
3.400%, 12/01/2021	1,000,000	1,025,964
US Airways Group, Inc.
6.125%, 06/01/2018	1,853,000	1,883,111
		6,669,068
Information Technology - 3.7%
Amkor Technology, Inc.
6.375%, 10/01/2022	983,000	1,018,142
Hewlett Packard Enterprise Co.
2.850%, 10/05/2018	335,000	336,677
Juniper Networks, Inc.
4.500%, 03/15/2024	3,500,000	3,646,939
		5,001,758
Materials - 1.6%
Ball Corp.
5.000%, 03/15/2022	1,000,000	1,071,250
Dow Chemical Co.
3.000%, 11/15/2022	1,000,000	1,006,378
		2,077,628
Telecommunication Services - 1.8%
CCO Holdings LLC
5.750%, 01/15/2024	500,000	515,000
Indiana Bell Telephone Co., Inc.
7.300%, 08/15/2026	500,000	604,651
Michigan Bell Telephone Co.
7.850%, 01/15/2022	1,070,000	1,251,047
		2,370,698
Utilities - 2.9%
American Electric Power Co., Inc.
2.950%, 12/15/2022	1,865,000	1,893,610
Pacific Gas & Electric Co.
3.250%, 06/15/2023	917,000	926,590

Public Service Enterprise Group Power LLC
4.150%, 09/15/2021	1,019,000	1,063,549
		3,883,749
Total Corporate Bonds
(Cost $73,721,066)		74,351,141

MUNICIPAL BONDS - 23.2%
Butler County, Pennsylvania General Authority Revenue
1.760%, 08/01/2027 - AGM Insured (b)	3,500,000	3,500,000
Chesterfield County, Virginia Industrial Development Authority
1.640%, 08/01/2024 (b)	2,500,000	2,500,000
Chicago, Illinois Board of Education
Series B
5.000%, 12/01/2018 - AMBAC Insured	400,000	406,296
Chicago, Illinois O'Hare International Airport Revenue
Series C
5.000%, 01/01/2033	1,225,000	1,427,333
Chicago, Illinois Wastewater Transmission Revenue
5.180%, 01/01/2027	1,015,000	1,107,883
Cicero, Illinois
5.000%, 01/01/2028 - BAM Insured	400,000	469,020
Cook County, Illinois
Series B
4.940%, 11/15/2023 - BAM Insured	500,000	539,400
Cook County, Illinois School District #170
5.000%, 12/01/2025 - AGM Insured	785,000	905,568
Fort Bend County, Texas Municipal Utility District #25
4.000%, 10/01/2025 - BAM Insured	250,000	269,225
Harris County, Texas Municipal Utility District #165
5.000%, 03/01/2030 - BAM Insured	335,000	390,784
Horatio, Arkansas School District #55
4.750%, 08/01/2024	150,000	150,045
Illinois Sports Facilities Authority
5.000%, 06/15/2022	190,000	201,647
Johnson City, Tennessee Health & Educational Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025 - NATL Insured	160,000	160,414
Kankakee, Illinois
4.000%, 01/01/2025	250,000	261,010
Kankakee, Illinois Sewer Revenue
4.000%, 05/01/2027 - AGM Insured	350,000	375,242
Macon & DeWitt Counties Illinois Community United School District #2
4.500%, 10/01/2020 - AGM Insured	545,000	568,702
Maine Housing Authority Mortgage Revenue
Series A1
3.050%, 11/15/2025	250,000	254,238
Minnesota Housing Finance Agency
Series C
3.200%, 01/01/2025 - FHLMC, FNMA, GNMA Insured	225,000	235,026
New Haven, Michigan Community School District
5.000%, 05/01/2026 - QSBLF Insured	1,000,000	1,209,900

New Jersey Transportation Trust Fund Authority
Series D
5.000%, 12/15/2023	1,090,000	1,223,111
4.000%, 06/15/2024	1,135,000	1,187,528
New York State Housing Finance Agency
Series B
3.950%, 11/01/2034 - FHLMC, FNMA, GNMA Insured	500,000	520,710
Niagara, New York Frontier Transportation Authority
Series A
5.000%, 04/01/2023	250,000	284,353
Oak Creek, Wisconsin
Series A
4.000%, 06/01/2026	300,000	338,268
Ohio Housing Finance Agency
Series 1
2.650%, 11/01/2041 - FNMA, GNMA Insured	1,615,000	1,581,424
Ohio State Water Development Authority
Series C
4.000%, 06/01/2033 GTY (b)	285,000	126,101
Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority
Series B
1.710%, 11/01/2039 - AGM Insured (b)	6,610,000	6,610,000
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026 - AGC Insured	1,025,000	1,294,083
Sales Tax Securitization Corp., Illinois
Series A
5.000%, 01/01/2030	1,000,000	1,225,830
Texas Public Finance Authority
3.500%, 10/01/2024	500,000	525,925
3.521%, 10/01/2029	1,000,000	1,035,630
Total Municipal Bonds
(Cost $30,666,187)		30,884,696

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.9%
Bank of America Commercial Mortgage Trust
Series 2008-1, Class AM
6.184%, 02/10/2051 (c)	115,793	115,781
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	531,192
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 09/12/2047	750,000	789,880
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	49,119	49,307
Greenpoint Mortgage
Series 2003-1, Class A1
3.772%, 10/25/2033 (c)	196,661	196,151

GS Mortgage Securities Trust
Series 2011-GC5, Class A4
3.707%, 08/10/2044	569,000	588,934
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	531,476
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4
3.144%, 06/15/2049	500,000	503,100
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.306%, 04/17/2048	500,000	510,709
Series 2015-C25, Class A4
3.372%, 10/15/2048	750,000	769,464
Morgan Stanley Capital I Trust
Series 2016-UB11, Class A4
2.782%, 08/17/2049	1,000,000	977,706
Morgan Stanley Mortgage Trust
Series 35
2.126% (1 Month LIBOR USD + 0.630%), 04/20/2021 ^	2,834	2,839
Residential Funding Mortgage Security I
Series 2004-S3, Class A1
4.750%, 03/25/2019	18,835	18,851
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.476%, 08/15/2039 (c)	20,691	20,760
UBS - Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/12/2049	500,000	508,560
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4
2.931%, 07/17/2048	1,000,000	990,827
Series 2016-NXS6, Class A4
2.918%, 11/18/2049	1,000,000	989,014
Series 2016-LC25, Class A4
3.640%, 12/15/2059	1,000,000	1,040,457
Total Commercial Mortgage-Backed Securities
(Cost $9,221,200)		9,135,008

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.3%
Federal Home Loan Mortgage Association
Series 293, Class IO
4.000%, 11/15/2032, #S50007 (d)	908,846	153,736
Series 4676, Class VD
4.000%, 08/15/2037	2,250,000	2,411,319
Federal Home Loan Mortgage Corporation Pool
2.500%, 08/01/2032, #C91531	180,813	180,087
3.000%, 10/01/2032, #D99625	126,193	128,414
4.000%, 10/01/2040, #G06061	234,294	247,491
4.000%, 08/01/2042, #Q10153	255,568	269,310

Federal National Mortgage Association Pool
4.066%, 07/01/2020, #465491	274,560	285,511
5.170%, 06/01/2028, #468516	228,125	252,372
4.500%, 06/01/2034, #MA1976	234,805	252,183
4.500%, 04/01/2039, #930922	212,524	228,796
4.000%, 03/01/2045, #AY6502	321,147	336,095
Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	325,152	335,185
Series 2011-27, Class B
3.000%, 09/16/2034	28,099	28,084
Series 2012-109, Class AB
1.388%, 09/16/2044	42,911	41,862
Series 2013-144, Class UI
4.500%, 10/16/2028 (d)	651,439	55,404
Series 2013-145, Class AG
3.736%, 09/16/2044	522,727	554,845
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $5,802,889)		5,760,694

U.S. TREASURY SECURITIES - 1.9%
U.S. Treasury Notes
2.250%, 02/15/2027	1,200,000	1,184,461
2.250%, 08/15/2027	1,350,000	1,331,226
Total U.S. Treasury Securities
(Cost $2,560,673)		2,515,687

INVESTMENT COMPANY - 0.8%	Shares
Nuveen Quality Municipal Income Fund
Total Investment Company
(Cost $1,044,272)	75,740	1,064,904

MONEY MARKET FUND - 5.6%
First American Government Obligations Fund- Class Z, 1.15% (e)
Total Money Market Fund
(Cost $7,438,693)	7,438,693	7,438,693

Total Investments - 98.5%
(Cost $130,454,980)		131,150,823
Other Assets and Liabilities, Net - 1.5%		2,057,681
Total Net Assets - 100.0%		$133,208,504

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are deemed to be liquid by the Adviser.  As of December 31, 2017, the value of these investments were $6,596,257, or 5.0% of total net assets.

^	Variable rate security - The rate shown is the rate in effect as of December 31, 2017.
(b)	Adjustable rate security. The rate is determined by a Remarketing Agreement.
(c)	Variable rate security. The coupon is based on an underlying pool of loans.
(d)	Interest only security.
(e)	The rate shown is the annualized seven day effective yield as of December 31, 2017.
AGC - Assured Guaranty Corporation
AGM - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
BAM - Build America Mutual Assurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GTY - Guaranty Agreement
LIBOR - London Interbank Offered Rate
NATL - National Public Finance Guarantee Corporation
QSBLF - School Bond Qualification Program

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$74,351,141	$-	$74,351,141
Municipal Bonds	-	30,884,696	-	30,884,696
Commercial Mortgage-Backed Securities	-	9,135,008	-	9,135,008
U.S. Government Agency Mortgage-Backed Securities	-	5,760,694	-	5,760,694
U.S. Treasury Securities	-	2,515,687	-	2,515,687
Investment Company	1,064,904	-	-	1,064,904
Money Market Fund	7,438,693	-	-	7,438,693
Total Investments	$8,503,597	$122,647,226	$-	$131,150,823

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Great Lakes Disciplined Equity Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 98.3%
Consumer Discretionary - 13.5%
BorgWarner, Inc.	15,700	$802,131
Dollar General Corp.	1,900	176,719
Gap, Inc.	10,300	350,818
Garmin Ltd.	2,500	148,925
General Motors Co.	3,600	147,564
Home Depot, Inc.	7,700	1,459,381
Las Vegas Sands Corp.	2,600	180,674
McDonald's Corp.	2,700	464,724
Michael Kors Holdings Ltd. *	5,800	365,110
Netflix, Inc. *	900	172,764
Norwegian Cruise Line Holdings Ltd. *	8,300	441,975
O'Reilly Automotive, Inc. *	800	192,432
TJX Companies, Inc.	12,500	955,750
VF Corp.	2,500	185,000
		6,043,967
Consumer Staples - 10.2%
Coca-Cola Co.	5,900	270,692
Colgate-Palmolive Co.	3,300	248,985
Kimberly-Clark Corp.	3,800	458,508
Kroger Co.	6,500	178,425
PepsiCo, Inc.	11,400	1,367,088
Procter & Gamble Co.	8,000	735,040
Sysco Corp.	10,600	643,738
Wal-Mart Stores, Inc.	6,700	661,625
		4,564,101
Energy - 3.7%
Marathon Petroleum Corp.	9,800	646,604
Phillips 66	10,000	1,011,500
		1,658,104
Financials - 16.0%
American Express Co.	3,400	337,654
Aon plc	1,900	254,600
Berkshire Hathaway, Inc. - Class B *	3,200	634,304
BlackRock, Inc.	1,800	924,678
Franklin Resources, Inc.	9,700	420,301
Goldman Sachs Group, Inc.	700	178,332
Invesco Ltd.	7,600	277,704
Leucadia National Corp.	36,700	972,183
MetLife, Inc.	9,300	470,208
Principal Financial Group, Inc.	11,900	839,664
Prudential Financial, Inc.	1,400	160,972
Raymond James Financial, Inc.	1,800	160,740
State Street Corp.	3,400	331,874
Torchmark Corp.	8,100	734,751
Travelers Companies, Inc.	3,400	461,176
		7,159,141

Health Care - 11.2%
Aetna, Inc.	1,300	234,507
Biogen, Inc. *	400	127,428
Bristol-Myers Squibb Co.	9,700	594,416
Cigna Corp.	2,800	568,652
Edwards Lifesciences Corp. *	2,700	304,317
Eli Lilly & Co.	2,400	202,704
Humana, Inc.	1,400	347,298
Johnson & Johnson	6,700	936,124
Stryker Corp.	1,700	263,228
UnitedHealth Group, Inc.	6,500	1,432,990
		5,011,664
Industrials - 14.4%
3M Co.	5,900	1,388,683
Boeing Co.	2,900	855,239
Delta Air Lines, Inc.	7,900	442,400
Illinois Tool Works, Inc.	1,700	283,645
Ingersoll-Rand Co. plc	9,000	802,710
Lockheed Martin Corp.	3,000	963,150
Norfolk Southern Corp.	1,100	159,390
Raytheon Co.	4,100	770,185
Rockwell Collins, Inc.	2,300	311,926
Union Pacific Corp.	3,400	455,940
		6,433,268
Information Technology # - 25.6%
Accenture plc - Class A	3,100	474,579
Alphabet, Inc. - Class A *	800	842,720
Alphabet, Inc. - Class C *	1,150	1,203,360
Apple, Inc.	5,800	981,534
Applied Materials, Inc.	8,600	439,632
Broadcom Ltd.	500	128,450
Facebook, Inc. - Class A *	6,400	1,129,344
Fiserv, Inc. *	2,050	268,816
FleetCor Technologies, Inc. *	2,400	461,832
Global Payments, Inc.	5,500	551,320
Intel Corp.	27,293	1,259,845
Microsoft Corp.	27,122	2,320,016
NetApp, Inc.	3,300	182,556
NVIDIA Corp.	4,400	851,400
Paychex, Inc.	2,600	177,008
Visa, Inc. - Class A	1,500	171,030
		11,443,442
Materials - 3.1%
Air Products & Chemicals, Inc.	4,100	672,728
Ecolab, Inc.	1,100	147,598
LyondellBasell Industries NV - Class A	3,100	341,992
Nucor Corp.	3,200	203,456
		1,365,774
Utilities - 0.6%
DTE Energy Co.	2,300	251,758
Total Common Stocks
(Cost $37,571,763)		43,931,219

CONTINGENT VALUE RIGHTS - 0.0%
Safeway Casa Ley * (a)	12,910	13,103
Safeway PDC, LLC * (a)	12,910	387
Total Contingent Value Rights
(Cost $0)		13,490

MONEY MARKET FUND - 1.2%
First American Government Obligations Fund - Class Z, 1.15% ^
Total Money Market Fund
(Cost $542,284)	542,284	542,284

Total Investments - 99.5%
(Cost $38,114,047)		44,486,993
Other Assets and Liabilities, Net - 0.5%		222,400
Total Net Assets - 100.0%		$44,709,393

* Non-income producing security.
# As of December 31, 2017, the Fund had a significant portion of its assets invested in this sector. The information technology sector may be more sensitive to short product cycles, competition and aggressive pricing than the overall market.

(a) Illiquid Security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  Illiquid securities have been fair valued in accordance with procedures approved by the Board of Trustees.  As of December 31, 2017, the fair value of these investments was $13,490 or 0.0% of total net assets.  Information concerning the illiquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
Safeway Casa Ley	12,910	1/2015	$-
Safeway PDC, LLC	12,910	1/2015	$-

^ The rate shown is the annualized seven-day effective yield as of December 31, 2017.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$43,931,219	$-	$-	$43,931,219
Contingent Value Rights	-	-	13,490	13,490
Money Market Fund	542,284	-	-	542,284
Total Investments	$44,473,503	$-	$13,490	$44,486,993

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2017, the Fund recognized no transfers between levels. The Fund did hold Level 3 investments during and at the end of the period, but they are deemed immaterial and do not require disclosure of valuation techniques and inputs used.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 3/31/2017	$13,732
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	(242)
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 12/31/2017	$13,490
Net change in unrealized appreciation of Level 3 assets as of December 31, 2017	$(242)

Great Lakes Large Cap Value Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 96.4%
Consumer Discretionary - 6.7%
BorgWarner, Inc.	9,910	$506,302
Harley-Davidson, Inc.	35,998	1,831,578
Target Corp.	17,504	1,142,136
		3,480,016
Consumer Staples - 7.7%
CVS Health Corp.	7,551	547,448
Mondelez International, Inc.	25,031	1,071,327
PepsiCo, Inc.	6,169	739,786
Philip Morris International, Inc.	15,266	1,612,853
		3,971,414
Energy - 14.1%
Chevron Corp.	8,951	1,120,576
ConocoPhillips	10,506	576,674
National Oilwell Varco, Inc.	39,423	1,420,016
Phillips 66	10,586	1,070,774
Royal Dutch Shell - ADR	25,104	1,674,688
Schlumberger Ltd.	21,657	1,459,465
		7,322,193
Financials - 23.7%
American Express Co.	14,188	1,409,010
Ameriprise Financial, Inc.	6,580	1,115,113
Bank of America Corp.	44,864	1,324,385
Berkshire Hathaway, Inc. - Class B *	7,697	1,525,699
Chubb Ltd.	9,809	1,433,389
Citigroup, Inc.	21,192	1,576,897
Discover Financial Services	17,484	1,344,869
MetLife, Inc.	20,078	1,015,144
Prudential Financial, Inc.	13,228	1,520,956
		12,265,462
Health Care - 17.0%
Abbott Laboratories	22,907	1,307,303
AbbVie, Inc.	8,713	842,634
Aetna, Inc.	6,291	1,134,833
Amgen, Inc.	4,031	700,991
Biogen, Inc. *	1,567	499,199
McKesson Corp.	7,338	1,144,361
Merck & Co., Inc.	27,903	1,570,102
UnitedHealth Group, Inc.	7,298	1,608,917
		8,808,340

Industrials - 13.9%
Eaton Corp. plc	16,472	1,301,453
Emerson Electric Co.	22,419	1,562,380
General Electric Co.	111,704	1,949,235
Lockheed Martin Corp.	3,301	1,059,786
Norfolk Southern Corp.	9,308	1,348,729
		7,221,583
Information Technology - 9.7%
Alphabet, Inc. - Class C *	1,021	1,068,374
Apple, Inc.	9,023	1,526,962
Intel Corp.	11,184	516,254
Microsoft Corp.	6,139	525,130
Oracle Corp.	28,877	1,365,305
		5,002,025
Utilities - 3.6%
Dominion Energy, Inc.	12,602	1,021,518
Public Service Enterprise Group, Inc.	16,244	836,566
		1,858,084
Total Common Stocks
(Cost $41,626,957)		49,929,117

MONEY MARKET FUND - 3.1%
First American Government Obligations Fund - Class Z, 1.15% ^
Total Money Market Fund
(Cost $1,607,978)	1,607,978	1,607,978

Total Investments - 99.5%
(Cost $43,234,935)		51,537,095
Other Assets and Liabilities, Net - 0.5%		261,607
Total Net Assets - 100.0%		$51,798,702

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of December 31, 2017.
ADR - American Depositary Receipt

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$49,929,117	$-	$-	$49,929,117
Money Market Fund	1,607,978		-	1,607,978
Total Investments	$51,537,095	$-	$-	$51,537,095

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Great Lakes Small Cap Opportunity Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 92.0%
Consumer Discretionary - 21.1%
Adtalem Global Education, Inc. *	26,420	$1,110,961
AutoNation, Inc. *	15,670	804,341
Cooper Tire & Rubber Co.	34,486	1,219,080
Gentex Corp.	37,743	790,716
Gildan Activewear, Inc.	109,659	3,541,986
John Wiley & Sons, Inc. - Class A	35,512	2,334,914
La Quinta Holdings, Inc. *	41,647	768,804
Ralph Lauren Corp.	15,689	1,626,792
Sonic Corp. +	69,960	1,922,501
Tupperware Brands Corp.	25,425	1,594,147
Zumiez, Inc. *+	59,164	1,232,090
		16,946,332
Consumer Staples - 1.5%
Boston Beer Co., Inc. - Class A *	6,182	1,181,380

Financials - 11.9%
Aspen Insurance Holdings Ltd.	51,539	2,092,483
Berkshire Hills Bancorp, Inc.	48,149	1,762,253
Horace Mann Educators Corp.	16,906	745,555
Investors Bancorp, Inc.	225,505	3,130,009
PRA Group, Inc. *	32,698	1,085,574
United Fire Group, Inc.	16,039	731,058
		9,546,932
Health Care - 7.7%
AngioDynamics, Inc. *	90,362	1,502,720
Luminex Corp.	56,619	1,115,395
MEDNAX, Inc. *	45,348	2,423,397
Premier, Inc. - Class A *	39,469	1,152,100
		6,193,612
Industrials - 23.1%
Actuant Corp. - Class A	101,898	2,578,019
AGCO Corp.	25,918	1,851,323
Armstrong World Industries, Inc. *	13,348	808,221
Crane Co.	17,525	1,563,581
Esterline Technologies Corp. *	28,261	2,111,097
Flowserve Corp.	16,622	700,285
Kirby Corp. *	12,457	832,128
Lindsay Corp. +	9,421	830,932
MSC Industrial Direct Co., Inc. - Class A	9,014	871,293
Thermon Group Holdings, Inc. *	85,539	2,024,708
UniFirst Corp.	9,340	1,540,166
WESCO International, Inc. *	41,845	2,851,737
		18,563,490

Information Technology - 22.0%
ADTRAN, Inc.	60,549	1,171,623
Avnet, Inc.	59,397	2,353,309
Cars.com, Inc. *+	55,727	1,607,167
NetScout Systems, Inc. *	99,512	3,030,140
ScanSource, Inc. *	25,334	906,957
SS&C Technologies Holdings, Inc.	76,319	3,089,393
Teradata Corp. *	29,737	1,143,685
Ubiquiti Networks, Inc. *+	27,782	1,973,078
ViaSat, Inc. *+	31,629	2,367,431
		17,642,783
Materials - 2.4%
Intrepid Potash, Inc. *	409,005	1,946,864

Real Estate - 2.3%
Jones Lang LaSalle, Inc.	12,354	1,839,881
Total Common Stocks
(Cost $66,617,797)		73,861,274

MONEY MARKET FUND - 4.6%
First American Government Obligations Fund - Class Z, 1.15% ^
Total Money Market Fund
(Cost $3,658,310)	3,658,310	3,658,310

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.3%
First American Government Obligations Fund - Class Z, 1.15% ^
Total Investment Purchased with Proceeds from Securities Lending
(Cost $9,057,144)	9,057,144	9,057,144

Total Investments - 107.9%
(Cost $79,333,251)		86,576,728
Other Assets and Liabilities, Net - (7.9)%		(6,362,412)
Total Net Assets - 100.0%		$80,214,316

*	Non-income producing security.
+	All or a portion of this security was out on loan at December 31, 2017. Total loaned securities had a market value of $8,798,521 at December 31, 2017.
^	Variable rate security - The rate shown is the annualized seven-day effective yield as of December 31, 2017.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$73,861,274	$-	$-	$73,861,274
Money Market Fund	3,658,310	-	-	3,658,310
Investment Purchased with
Proceeds from Securities Lending	9,057,144	-	-	9,057,144
Total Investments	$86,576,728	$-	$-	$86,576,728

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Disciplined International Smaller Company Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 93.0%
Argentina - 1.3%
Adecoagro SA *	38,445	$397,521

Australia - 2.6%
BWP Trust - REIT	101,346	243,826
GPT Group	46,391	184,535
Investa Office Fund - REIT	107,494	380,351
		808,712
Austria - 3.1%
ams AG	3,200	289,894
Mayr-Melnhof Karton AG	1,995	293,376
Oesterreichische Post AG	8,924	400,853
		984,123
Belgium - 3.2%
CFE	2,834	413,824
Galapagos NV *	3,722	350,714
Telenet Group Holding NV *	3,563	248,222
		1,012,760
Brazil - 3.5%
Braskem SA	34,006	439,335
Cia Brasileira de Distribuicao	17,113	407,284
Companhia Energetica de Minas Gerais	116,202	240,331
		1,086,950
Canada - 6.7%
Artis - REIT	8,751	98,162
Genworth MI Canada, Inc.	13,935	482,237
Linamar Corp.	7,908	460,576
Lundin Mining Corp.	49,628	330,064
New Flyer Industries, Inc.	6,900	296,420
Norbord, Inc.	3,820	129,309
Quebecor, Inc. - Class B	17,300	326,181
		2,122,949
China - 6.4%
IMAX China Holding, Inc. *	167,563	500,255
Momo, Inc. - ADR *	14,359	351,509
New Oriental Education & Technology Group, Inc. - ADR	1,476	138,744
TAL Education Group - ADR	9,751	289,702
Yantai Changyu Pioneer Wine Co., Ltd. - Class B	120,647	307,607
Zhongsheng Group Holdings, Ltd.	186,818	424,540
		2,012,357
Denmark - 0.9%
William Demant Holding *	10,396	290,385

Finland - 1.4%
Fiskars OYJ Abp	15,731	452,240

France - 6.7%
Air France-KLM *	16,393	266,288
Alstom SA	13,200	547,161
BioMerieux	5,127	459,039
Remy Cointreau SA	3,088	427,857
Somfy SA	4,291	424,085
		2,124,430
Germany - 4.9%
Aurubis AG	4,619	428,751
Krones AG	3,099	424,158
KWS Saat SE	1,016	406,423
Stroeer SE & Co. KGaA	3,807	280,514
		1,539,846
Greece - 1.4%
Alpha Bank AE *	75,000	160,801
Hellenic Telecommunications Organization SA	20,460	281,945
		442,746
Hungary - 1.5%
MOL Hungarian Oil & Gas plc	41,624	482,603

Israel - 1.6%
Bank Leumi Le-Israel	22,752	136,949
NICE, Ltd.	3,986	364,226
		501,175
Japan - 18.2%
Chugoku Electric Power Co., Inc.	15,265	163,873
Daicel Corp.	32,996	374,449
Hokuriku Electric Power Co.	21,173	170,342
Matsui Securities Co., Ltd.	7,206	60,696
MEITEC Corp.	5,900	309,545
Musashino Bank, Ltd.	4,585	152,779
Nabtesco Corp.	10,977	419,450
Nexon Co., Ltd.	7,513	217,879
NHK Spring Co., Ltd.	19,355	212,422
Nihon M&A Center, Inc.	9,372	446,207
Nissin Foods Holdings Co., Ltd.	3,408	248,472
Rohm Co., Ltd.	5,563	612,830
SBI Holdings, Inc.	27,014	562,849
Suzuken Co., Ltd.	3,597	147,680
Toyo Seikan Group Holdings, Ltd.	23,745	381,162
Toyo Suisan Kaisha, Ltd.	6,757	288,462
Trend Micro, Inc.	1,593	90,169
Yamaguchi Financial Group, Inc.	25,659	304,094
YASKAWA Electric Corp.	12,926	566,355
		5,729,715
Luxembourg - 1.7%
Millicom International Cellular SA	6,978	471,262
Ternium SA - ADR	2,322	73,352
		544,614
Netherlands - 0.5%
Hunter Douglas NV	1,835	159,076

Poland - 4.7%
Asseco Poland SA	24,404	307,833
CCC SA	5,095	416,636
Grupa Azoty SA	16,111	322,132
Grupa Lotos SA	25,714	425,442
		1,472,043
Singapore - 1.4%
UOL Group, Ltd.	67,366	445,576

South Africa - 2.9%
Investec, Ltd.	14,525	105,329
Rand Merchant Investment Holdings, Ltd.	125,388	464,230
RMB Holdings, Ltd.	52,019	332,022
		901,581
South Korea - 7.4%
CJ O Shopping Co., Ltd.	2,040	440,185
Green Cross Corp.	2,214	466,984
Hankook Tire Worldwide Co., Ltd.	10,662	188,122
Hyundai Engineering & Construction Co., Ltd.	10,352	350,986
Hyundai Home Shopping Network Corp.	3,471	390,789
Samsung SDI Co., Ltd.	2,573	490,532
		2,327,598
Spain - 1.4%
Cellnex Telecom SAU	17,595	450,174

Sweden - 0.6%
Investment AB Latour - Class B	14,726	181,050

Switzerland - 3.0%
Bossard Holding AG	856	201,724
Swiss Prime Site AG	3,224	297,815
Ypsomed Holding AG	2,602	428,529
		928,068
Taiwan - 0.6%
Casetek Holdings Ltd.	53,246	182,080

United Kingdom - 5.4%
Berkeley Group Holdings plc	8,798	497,665
Direct Line Insurance Group plc	18,491	95,151
Evraz plc	57,810	264,221
JD Sports Fashion plc	82,576	374,138
Mitchells & Butlers plc	85,077	325,187
St. James's Place plc	9,422	155,652
		1,712,014
Total Common Stocks
(Cost $26,637,212)		29,292,386

RIGHTS - 0.0%
Casetek Holdings Ltd.
Total Rights
(Cost $2,498)	9,987	3,356

MONEY MARKET FUND - 4.9%
First American Government Obligations Fund - Class Z, 1.15% ^
Total Money Market Fund
(Cost $1,530,697)	1,530,697	1,530,697

Total Investments - 97.9%
(Cost $28,170,407)		30,826,439
Other Assets and Liabilities, Net - 2.1%		668,082
Total Net Assets - 100.0%		$31,494,521

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of December 31, 2017.
REIT - Real Estate Investment Trust
ADR - American Depositary Receipt

At December 31, 2017, the sector diversification for the Fund was as follows:
		% of
Sector		Net Assets
Consumer Discretionary		18.9%
Industrials		14.3%
Information Technology		11.0%
Financials		10.7%
Materials		9.7%
Consumer Staples		7.9%
Health Care		6.8%
Real Estate		5.2%
Telecommunication Services		3.8%
Energy		2.9%
Utilities		1.8%
Money Market Fund		4.9%
Other Assets and Liabilities, Net		2.1%
Total		100.0%

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2017, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,635,628	$22,656,758	$-	$29,292,386
Contingent Value Rights	-	3,356	-	3,356
Money Market Fund	1,530,697	-	-	1,530,697
Total Investments	$8,166,325	$22,660,114	$-	$30,826,439

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2017, the Fund transferred three securities with a market value of $973,042 out of Level 1 and into Level 2 and five securities with a market value of $2,056,963 out of Level 2 and into Level 1 due to the use of international fair value pricing.  The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
                                               James R. Arnold, President

Date  February 28, 2018

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  February 28, 2018

* Print the name and title of each signing officer under his or her signature.